Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipments,net [Line Items]
Impairment loss	$ 2,083	$ 5,693	$ 21,620
Discount rate used in current estimate of fair value	7.10%
Yanacocha mine [Member]
Property, plant and equipments,net [Line Items]
Impairment loss				$ 1,342,000